LVIP Vanguard Bond Allocation Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–29.86%
INVESTMENT COMPANY–29.86%
Fixed Income Fund–29.86%
Vanguard Core Bond Fund	17,930,798	$327,416,364
Total Affiliated Investment (Cost $375,219,417)		327,416,364

UNAFFILIATED INVESTMENTS–70.27%
INVESTMENT COMPANIES–70.27%
Fixed Income Funds–69.69%
Vanguard Intermediate-Term Bond ETF	1,594,975	122,398,382
Vanguard Long-Term Bond ETF	1,717,927	131,661,925
Vanguard Mortgage-Backed Securities ETF	2,724,122	126,807,879
Vanguard Short-Term Bond ETF	2,872,948	219,751,793
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Total International Bond ETF	3,343,909	$163,584,028
		764,204,007
Money Market Fund–0.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	6,380,369	6,380,369
		6,380,369
Total Unaffiliated Investments (Cost $869,970,453)		770,584,376

TOTAL INVESTMENTS–100.13% (Cost $1,245,189,870)	1,098,000,740
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,415,236)
NET ASSETS APPLICABLE TO 118,417,144 SHARES OUTSTANDING–100.00%	$1,096,585,504

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
LVIP Vanguard Bond Allocation Fund–1

LVIP Vanguard Bond Allocation Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Bond Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds ("ETFs") (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$327,416,364	$—	$—	$327,416,364
Unaffiliated Investment Companies	770,584,376	—	—	770,584,376
Total Investments	$1,098,000,740	$—	$—	$1,098,000,740
There were no Level 3 investments at the beginning or end of the period.
LVIP Vanguard Bond Allocation Fund–2

LVIP Vanguard Bond Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-29.86%@
Fixed Income Fund-29.86%@
Vanguard Core Bond Fund	$315,896,383	$9,539,606	$4,373,313	$(738,817)	$7,092,505	$327,416,364	17,930,798	$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
LVIP Vanguard Bond Allocation Fund–3